SA Fixed Income Intermediate Index Portfolio Expense Example - SA Fixed Income Intermediate Index Portfolio	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	218
Expense Example, with Redemption, 10 Years	499
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	$ 805